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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21460

                       Pioneer Series Trust II
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Growth Opportunities Fund

 Schedule of Investments  3/31/11 (unaudited)

 Shares

 Value

 COMMON STOCKS - 94.6%

 Energy - 5.3%

 Oil & Gas Equipment & Services - 0.7%

 571,200

 Geokinetics, Inc. * (b)

 $

 4,809,504

 Oil & Gas Exploration & Production - 3.6%

 216,059

 Carrizo Oil & Gas, Inc. *

 $

 7,979,059

 533,600

 GMX Resources, Inc. *

 3,292,312

 246,300

 Petrohawk Energy Corp. *

 6,044,202

 101,100

 Whiting Petroleum Corp. *

 7,425,795

 $

 24,741,368

 Oil & Gas Refining & Marketing - 1.0%

 278,200

 CVR Energy, Inc. * (b)

 $

 6,443,112

 Total Energy

 $

 35,993,984

 Materials - 1.9%

 Diversified Metals & Mining - 1.0%

 308,800

 Globe Specialty Metals, Inc.

 $

 7,028,288

 Precious Metals & Minerals - 0.9%

 266,400

 Stillwater Mining Co. * (b)

 $

 6,108,552

 Total Materials

 $

 13,136,840

 Capital Goods - 12.1%

 Aerospace & Defense - 5.8%

 173,800

 DigitalGlobe, Inc. *

 $

 4,871,614

 382,700

 Hexcel Corp. *

 7,535,363

 368,558

 Keyw Holding Corp. *

 4,525,892

 712,175

 Orbital Sciences Corp. * (b)

 13,474,351

 109,328

 TransDigm Group, Inc. *

 9,164,966

 $

 39,572,186

 Building Products - 1.0%

 193,200

 Owens Corning, Inc. *

 $

 6,953,268

 Construction & Engineering - 2.5%

 227,000

 KBR, Inc.

 $

 8,573,790

 342,831

 MYR Group, Inc. * (b)

 8,200,518

 $

 16,774,308

 Electrical Component & Equipment - 1.3%

 153,800

 Polypore International, Inc. * (b)

 $

 8,855,804

 Industrial Machinery - 0.8%

 237,800

 Altra Holdings, Inc. *

 $

 5,616,836

 Trading Companies & Distributors - 0.7%

 180,200

 Titan Machinery, Inc. * (b)

 $

 4,550,050

 Total Capital Goods

 $

 82,322,452

 Commercial Services & Supplies - 4.5%

 Diversified Support Services - 1.0%

 160,136

 Copart, Inc. * (b)

 $

 6,938,693

 Human Resource & Employment Services - 1.1%

 803,100

 On Assignment, Inc. *

 $

 7,597,326

 Office Services & Supplies - 0.7%

 247,700

 Sykes Eneterprises, Inc. *

 $

 4,897,029

 Research & Consulting Services - 1.7%

 135,100

 Acacia Research, Inc. *

 $

 4,623,122

 102,400

 CoStar Group, Inc. * (b)

 6,418,432

 $

 11,041,554

 Total Commercial Services & Supplies

 $

 30,474,602

 Transportation - 3.0%

 Air Freight & Couriers - 0.8%

 262,600

 UTI Worldwide, Inc.

 $

 5,296,642

 Airlines - 1.0%

 153,300

 Allegiant Travel Co. (b)

 $

 6,716,073

 Trucking - 1.2%

 587,600

 Swift Transportation Co. *

 $

 8,637,720

 Total Transportation

 $

 20,650,435

 Consumer Durables & Apparel - 4.1%

 Apparel, Accessories & Luxury Goods - 2.0%

 178,600

 Carter's, Inc. *

 $

 5,113,318

 104,500

 The Warnaco Group, Inc. *

 5,976,355

 66,281

 Vera Bradley, Inc. * (b)

 2,797,721

 $

 13,887,394

 Footwear - 0.6%

 45,800

 Deckers Outdoor Corp. *

 $

 3,945,670

 Housewares & Specialties - 1.0%

 111,100

 Tupperware Brands Corp.

 $

 6,633,781

 Leisure Products - 0.5%

 798,700

 Leapfrog Enterprises, Inc. *

 $

 3,450,384

 Total Consumer Durables & Apparel

 $

 27,917,229

 Media - 1.1%

 Movies & Entertainment - 1.1%

 391,519

 Cinemark Holdings, Inc.

 $

 7,575,893

 Total Media

 $

 7,575,893

 Retailing - 3.3%

 Apparel Retail - 2.4%

 265,800

 Citi Trends, Inc. * (b)

 $

 5,924,682

 277,900

 Express, Inc. * (b)

 5,430,166

 155,500

 Urban Outfitters, Inc. *

 4,638,565

 $

 15,993,413

 Automotive Retail - 0.6%

 125,700

 Monro Muffler Brake, Inc. (b)

 $

 4,145,586

 Internet Retail - 0.3%

 384,134

 Vitacost.com, Inc. * (b)

 $

 1,989,814

 Total Retailing

 $

 22,128,813

 Food, Beverage & Tobacco - 0.9%

 Packaged Foods & Meats - 0.9%

 94,800

 Green Mountain Coffee Roasters, Inc. * (b)

 $

 6,125,028

 Total Food, Beverage & Tobacco

 $

 6,125,028

 Health Care Equipment & Services - 16.4%

 Health Care Equipment - 6.3%

 584,653

 Abiomed, Inc. * (b)

 $

 8,495,008

 148,706

 ArthroCare Corp. * (b)

 4,957,858

 328,300

 Conceptus, Inc. *

 4,743,935

 511,744

 DexCom, Inc. * (b)

 7,942,267

 258,300

 Insulet Corp. * (b)

 5,326,146

 240,100

 MAKO Surgical Corp. *

 5,810,420

 169,200

 Masimo Corp. (b)

 5,600,520

 $

 42,876,154

 Health Care Facilities - 1.7%

 403,200

 Brookdale Senior Living, Inc. *

 $

 11,289,600

 Health Care Services - 5.8%

 78,334

 Air Methods Corp *

 $

 5,267,962

 185,800

 Catalyst Health Solutions Inc. *

 10,391,794

 229,300

 ePocrates, Inc. * (b)

 4,540,140

 58,900

 HMS Holdings Corp. *

 4,820,965

 139,339

 IPC The Hospitalist Co., Inc. * (b)

 6,327,384

 263,550

 Lincare Holdings, Inc. (b)

 7,816,893

 $

 39,165,138

 Health Care Supplies - 2.6%

 264,500

 Alere, Inc. * (b)

 $

 10,352,530

 114,100

 Haemonetics Corp. *

 7,478,114

 $

 17,830,644

 Total Health Care Equipment & Services

 $

 111,161,536

 Pharmaceuticals & Biotechnology - 5.8%

 Biotechnology - 3.7%

 61,200

 Alexion Pharmaceuticals, Inc. *

 $

 6,039,216

 335,100

 Cubist Pharmaceuticals, Inc. *

 8,457,924

 117,400

 InterMune, Inc. * (b)

 5,540,106

 515,000

 NPS Pharmaceuticals, Inc. *

 4,928,550

 $

 24,965,796

 Life Sciences Tools & Services - 0.9%

 247,800

 Parexel International Corp. *

 $

 6,170,220

 Pharmaceuticals - 1.2%

 226,500

 Salix Pharmaceuticals, Ltd. *

 $

 7,934,295

 Total Pharmaceuticals & Biotechnology

 $

 39,070,311

 Banks - 1.1%

 Regional Banks - 1.1%

 510,000

 CapitalSource, Inc.

 $

 3,590,400

 63,200

 Signature Bank, Inc. *

 3,564,480

 $

 7,154,880

 Total Banks

 $

 7,154,880

 Diversified Financials - 2.7%

 Consumer Finance - 1.1%

 238,798

 Ezcorp, Inc. *

 $

 7,495,869

 Investment Banking & Brokerage - 0.8%

 328,870

 E*Trade Financial Corp. *

 $

 5,140,238

 Specialized Finance - 0.8%

 156,300

 MSCI, Inc. * (b)

 $

 5,754,966

 Total Diversified Financials

 $

 18,391,073

 Real Estate - 0.5%

 Mortgage Real Estate Investment Trust - 0.5%

 321,800

 CreXus Investment Corp. *

 $

 3,674,956

 Total Real Estate

 $

 3,674,956

 Software & Services - 19.0%

 Application Software - 6.6%

 383,333

 Aspen Technology, Inc. * (b)

 $

 5,746,162

 187,500

 Blackboard, Inc. * (b)

 6,795,000

 93,332

 Solera Holdings, Inc.

 4,769,265

 414,500

 SS&C Technologies Holdings, Inc. *

 8,464,090

 182,300

 SuccessFactors, Inc. * (b)

 7,126,107

 127,933

 The Ultimate Software Group, Inc. * (b)

 7,516,064

 501,281

 TiVo, Inc. * (b)

 4,391,222

 $

 44,807,910

 Data Processing & Outsourced Services - 3.0%

 140,100

 Global Payments, Inc.

 $

 6,853,692

 161,687

 Syntel, Inc.

 8,444,912

 94,400

 Verifone Holdings, Inc. *

 5,187,280

 $

 20,485,884

 Internet Software & Services - 2.2%

 236,600

 Dice Holdings, Inc. *

 $

 3,575,026

 155,400

 SAVVIS, Inc. *

 5,763,786

 224,804

 Vocus, Inc. * (b)

 5,813,431

 $

 15,152,243

 IT Consulting & Other Services - 3.9%

 181,600

 Gartner Group, Inc. *

 $

 7,567,272

 521,300

 InterXion Holding NV *

 6,776,900

 454,300

 Sapient Corp. *

 5,201,735

 378,188

 Virtusa Corp. *

 7,083,461

 $

 26,629,368

 Systems Software - 3.3%

 406,304

 DemandTec, Inc. *

 $

 5,346,961

 123,600

 Fortinet, Inc. * (b)

 5,438,400

 494,700

 Radiation Systems, Inc. *

 8,756,190

 99,502

 Sourcefire, Inc. *

 2,737,300

 $

 22,278,851

 Total Software & Services

 $

 129,354,256

 Technology Hardware & Equipment - 5.1%

 Communications Equipment - 1.2%

 994,100

 ShoreTel, Inc. *

 $

 8,181,443

 Electronic Components - 0.7%

 104,800

 Dolby Laboratories, Inc. * (b)

 $

 5,157,208

 Electronic Equipment & Instruments - 1.4%

 268,300

 Flir Systems, Inc. (b)

 $

 9,285,863

 Electronic Manufacturing Services - 0.9%

 336,500

 TTM Technologies, Inc. * (b)

 $

 6,110,840

 Technology Distributors - 0.9%

 182,106

 Synnex Corp. *

 $

 5,960,329

 Total Technology Hardware & Equipment

 $

 34,695,683

 Semiconductors - 7.8%

 Semiconductor Equipment - 0.9%

 324,893

 Nanometrics, Inc. *

 $

 5,877,314

 Semiconductors - 6.9%

 1,012,100

 Entropic Communications, Inc. * (b)

 $

 8,552,245

 77,900

 Hittite Microwave Corp. *

 4,967,683

 1,317,800

 Integrated Device Technologies, Inc. * (b)

 9,712,186

 946,100

 Lattice Semiconductor Corp. *

 5,581,990

 284,700

 Microsemi Corp. *

 5,896,137

 142,869

 Netlogic Microsystems, Inc. * (b)

 6,003,355

 840,100

 PMC - Sierra, Inc. *

 6,300,757

 $

 47,014,353

 Total Semiconductors

 $

 52,891,667

 TOTAL COMMON STOCKS

 (Cost  $475,395,145)

 $

 642,719,638

 EXCHANGE TRADED FUND - 1.2%

 Diversified Financials - 1.2%

 Multi-Sector Holding - 1.2%

 85,800

 iShares Russell 2000 Growth (ETF)

 $

 8,180,172

 TOTAL EXCHANGE TRADED FUND

 Principal

 (Cost  $14,910,294)

 $

 8,180,172

 Amount ($)

 TEMPORARY CASH INVESTMENTS -18.2%

 Securities Lending Collateral  - 18.2% (c)

 Certificates of Deposit:

 3,530,504

 Bank of Nova Scotia, 0.31%, 9/29/11

 $

 3,530,504

 2,471,353

 BBVA Group NY, 1.05%, 7/26/11

 2,471,353

 3,530,504

 BNP Paribas Bank NY, 0.34%, 5/9/11

 3,530,504

 3,530,504

 Canadian Imperial Bank of Commerce NY, 0.23%, 4/27/11

 3,530,504

 3,530,504

 DnB NOR Bank ASA NY, 0.24%, 6/7/11

 3,530,504

 1,765,176

 National Australia Bank NY, 0.32%, 10/19/11

 1,765,176

 3,530,504

 Nordea NY, 0.3%, 4/13/11

 3,530,504

 3,530,504

 RoboBank Netherland NV NY, 0.33%, 8/8/11

 3,530,504

 3,530,504

 Royal Bank of Canada NY, 0.38%, 12/2/11

 3,530,504

 3,530,504

 Skandinav Enskilda Bank NY, 0.38%, 6/7/11

 3,530,504

 1,765,252

 SOCGEN NY, 0.25%, 4/11/11

 1,765,252

 1,412,202

 SOCGEN NY, 0.37%, 6/10/11

 1,412,202

 3,530,504

 Svenska NY, 0.28%, 5/12/11

 3,530,504

 3,530,504

 Westpac Banking Corp. NY, 0.38%, 12/6/11

 3,530,504

 $

 42,719,023

 Commercial Paper:

 1,412,202

 American Honda Finance, 0.35%, 1/11/12

 $

 1,412,202

 1,414,636

 American Honda Finance, 1.06%, 6/20/11

 1,414,636

 1,294,918

 Australia & New Zealand Banking Group, 0.91%, 8/4/11

 1,294,918

 1,411,382

 BBVLON, 0.55%, 5/9/11

 1,411,382

 2,117,796

 BBVLON, 0.43%, 4/21/11

 2,117,796

 3,528,444

 BCSFUN, 0.25%, 6/24/11

 3,528,444

 3,176,283

 CBAPP, 0.26%, 5/23/11

 3,176,283

 3,589,727

 Caterpillar Financial Services Corp., 1.06%, 6/24/11

 3,589,727

 3,530,624

 Federal Home Loan Bank, 0.31%, 6/1/11

 3,530,624

 352,991

 General Electric Capital Corp., 0.39%, 6/6/11

 352,991

 1,765,392

 General Electric Capital Corp., 0.39%, 4/28/11

 1,765,392

 2,823,619

 HSBC, 0.25%, 5/11/11

 2,823,619

 1,696,015

 JPMorgan Chase & Co., 0.43%, 12/21/11

 1,696,015

 1,237,608

 JPMorgan Chase & Co., 1.06%, 6/13/11

 1,237,608

 1,764,519

 NABPP, 0.25%, 6/1/11

 1,764,519

 2,822,115

 NORDNA, 0.27%, 7/18/11

 2,822,115

 2,824,223

 PARFIN, 0.23%, 4/11/11

 2,824,223

 1,763,218

 SANCPU, 0.68%, 6/1/11

 1,763,218

 2,118,147

 SANCPU, 0.44%, 4/7/11

 2,118,147

 2,114,995

 SANCPU, 0.73%, 6/17/11

 2,114,995

 1,765,019

 SOCNAM, 0.37%, 4/14/11

 1,765,019

 1,764,671

 SOCNAM, 0.37%, 5/3/11

 1,764,671

 3,530,504

 Toyota Motor Credit Corp., 0.38%, 9/8/11

 3,530,504

 2,118,000

 VARFUN, 0.27%, 4/20/11

 2,118,000

 1,060,272

 Wachovia, 0.46%, 3/1/12

 1,060,272

 1,412,831

 Wachovia, 0.43%, 10/15/11

 1,412,831

 706,660

 Wells Fargo & Co., 0.39%, 1/24/12

 706,660

 $

 55,116,811

 Tri-party Repurchase Agreements:

 1,810,231

 Barclays Capital Plc, 0.12%, 4/1/11

 $

 1,810,231

 7,061,008

 HSBC Bank USA NA, 0.13%, 4/1/11

 7,061,008

 5,295,756

 RBS Securities, Inc., 0.12%, 4/1/11

 5,295,756

 $

 14,166,995

 Shares

 Money Market Mutual Funds:

 5,648,801

 Dreyfus Preferred Money Market Fund

 $

 5,648,801

 5,648,806

 Fidelity Prime Money Market Fund

 5,648,806

 $

 11,297,607

 Total Securities Lending Collateral

 $

 123,300,436

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $123,300,436)

 $

 123,300,436

 TOTAL INVESTMENT IN SECURITIES - 114.0%

 (Cost  $613,605,875) (a)

 $

 774,200,246

 OTHER ASSETS AND LIABILITIES - (14.0)%

 $

 (95,076,271)

 TOTAL NET ASSETS - 100.0%

 $

 679,123,975

 *

 Non-Income producing security.

 (a)

 At March 31, 2011, the net unrealized loss on investments based on cost for federal Income tax purposes of $613,605,875 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 168,628,602

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (8,034,231)

 Net unrealized gain

 $

 160,594,371

 (b)

 At March 31, 2011, the following securities were out on loan:

 Shares

 Description

 Value

          119,600

 Abiomed, Inc. *

 $

                 1,823,900

          128,800

 Alere, Inc. *

                 5,087,600

          103,100

 Allegiant Travel Co.

                 4,639,500

            29,900

 ArthroCare Corp. *

                 1,024,075

            21,400

 Aspen Technology, Inc. *

                    331,700

          185,600

 Blackboard, Inc. *

                 7,006,400

              3,000

 Citi Trends, Inc. *

                      69,000

            10,200

 Copart, Inc. *

                    448,800

          100,200

 CoStar Group, Inc. *

                 6,437,850

              4,500

 CVR Energy, Inc. *

                    105,750

            35,900

 DexCom, Inc. *

                    583,375

              5,000

 Dolby Laboratories, Inc. *

                    250,000

       1,001,690

 Entropic Communications, Inc. *

                 8,764,788

            46,900

 ePocrates, Inc. *

                    926,275

          249,500

 Express, Inc. *

                 4,927,625

          265,600

 Flir Systems, Inc.

                 9,362,400

          130,400

 Fortinet, Inc. *

                 5,737,600

          130,000

 Geokinetics, Inc. *

                 1,072,500

            99,000

 Green Mountain Coffee Roasters, Inc. *

                 6,459,750

          255,600

 Insulet Corp. *

                 5,559,300

          544,500

 Integrated Device Technologies, Inc. *

                 4,219,875

              1,200

 InterMune, Inc. *

                      57,900

              2,300

 IPC The Hospitalist Co., Inc. *

                    105,225

          254,235

 Lincare Holdings, Inc.

                 7,754,168

              6,300

 Masimo Corp.

                    212,625

            70,450

 Monro Muffler Brake, Inc.

                 2,412,913

              7,800

 MSCI, Inc. *

                    288,600

            50,800

 MYR Group, Inc. *

                 1,244,600

          122,800

 Netlogic Microsystems, Inc. *

                 5,311,100

              7,300

 Orbital Sciences Corp. *

                    138,700

            48,000

 Polypore International, Inc. *

                 2,844,000

            48,300

 Stillwater Mining Co. *

                 1,098,825

            81,000

 SuccessFactors, Inc. *

                 3,199,500

          175,300

 Titan Machinery, Inc. *

                 4,666,875

          496,200

 TiVo, Inc. *

                 4,589,850

              1,600

 TTM Technologies, Inc. *

                      30,400

            14,800

 The Ultimate Software Group, Inc. *

                    913,900

          176,200

 U.S. Oil Fund (ETF) **

                 7,522,800

            65,600

 Vera Bradley, Inc. *

                 2,853,600

          380,200

 Vitacost.com, Inc. *

                 2,821,200

            38,600

 Vocus, Inc. *

                 1,013,250

 Total

 $

             123,918,094

 (c)

 Securities lending collateral is managed by Credit Suisse AG, New York Branch.

 **

 Indicates pending sale at March 31, 2011.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (Including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of March 31, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
640,729,824

$
-

$
1,989,814

$
642,719,638

 Exchange Traded Funds

8,180,172

-

-

8,180,172

 Temporary Cash Investments

-

112,002,829

-

112,002,829

 Money Market Mutual Funds

11,297,607

-

-

11,297,607

 Total

$
660,207,603

$
112,002,829

$
1,989,814

$
774,200,246

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Common Stocks

 Balance as of 12/31/10

$
1,989,914

 Realized gain (loss)1

-

 Change in unrealized appreciation (depreciation)2

-

 Net purchases (sales)

-

 Transfers in and out of Level 3

-

 Balance as of 3/31/11

$
1,989,914

 Pioneer AMT-Free Municipal Fund

 Schedule of Investments 3/31/2011 (unaudited)

 Floating

 Shares

 Rate (b)

 Value

 COMMON STOCK - 0.2%

 Transportation - 0.2%

 Airlines - 0.2%

 210,351

 Delta Air Lines, Inc. *

 $

 2,061,440

 TOTAL COMMON STOCK

 $

 2,061,440

 (Cost  $4,839,426)

 Principal

 Amount ($)

 MUNICIPAL BONDS - 98.6%

 Alabama - 0.9%

 5,000,000

 Alabama Drinking Water Finance Authority, 4.0%, 8/15/28

 $

 4,247,350

 2,000,000

 Birmingham Alabama Waterworks & Sewer, 4.375%, 1/1/32

 1,741,360

 1,500,000

 Sylacauga Alabama Health Care Authority, 6.0%, 8/1/35

 1,172,475

 $

 7,161,185

 Arkansas - 0.0%

 250,000

 Arkansas State Development Finance Authority, 4.0%, 12/1/11

 $

 255,750

 $

 255,750

 Arizona - 5.2%

 5,565,000

 Arizona Board Regents Certificates of Participation, 4.0%, 6/1/31

 $

 4,705,653

 7,145,000

 Arizona Health Facilities Authority Revenue, 5.5%, 1/1/38

 6,725,589

 500,000

 Arizona School Facilities Board, 5.25%, 7/1/14

 529,880

 6,080,000

 Maricopa County Arizona High School District, 3.5%, 7/1/25

 5,273,488

 1,000,000

 Maricopa County Arizona, 5.0%, 6/1/35

 948,870

 4,000,000

 Phoenix Arizona Civic Import Corp. District Revenue, 0.0%, 7/1/25

 3,701,600

 8,005,000

 Phoenix Arizona Civic Import Corp. District Revenue, 0.0%, 7/1/26

 7,340,585

 10,000,000

 Phoenix Arizona Civic Import Corp., 5.5%, 7/1/43

 8,135,600

 959,000

 Pima County Arizona Industrial Development Authority, 6.75%, 7/1/31

 883,143

 530,000

 Pima County Arizona Industrial, 6.375%, 7/1/31

 466,575

 3,470,000

 Pima County Industrial Development Authority, 5.0%, 7/1/20

 3,655,472

 500,000

 Pima County Industrial Development Authority, 6.1%, 6/1/45

 401,905

 $

 42,768,360

 California - 17.9%

 4,000,000

 Alameda Corridor Transportation Authority, 4.75%, 10/1/25

 $

 3,798,720

 3,500,000

 Alameda County California Redevelopment Agency, 4.375%, 8/1/30

 2,603,335

 5,000,000

 Anaheim California Public financing Authority, 4.25%, 9/1/35

 3,848,250

 2,000,000

 California Health Facilities Financing Authority, 5.0%, 3/1/33

 1,755,600

 2,000,000

 California Health Facilities, 5.625%, 7/1/32

 1,933,680

 4,000,000

 California Municipal Finance Authority, 5.25%, 2/1/37

 3,102,040

 1,470,000

 California Municipal Finance Authority, 5.875%, 10/1/34

 1,406,055

 565,000

 California State University Revenue, 5.0%, 11/1/39

 494,437

 20,000,000

 California State, 4.25%, 8/1/33

 15,974,000

 4,875,000

 California Statewide Community Development Authority, 5.0%, 5/15/30

 4,190,453

 5,125,000

 California Statewide Community Development Authority, 5.0%, 5/15/38

 4,128,495

 20,955,000

 California Statewide Community Development Authority, 5.0%, 8/15/47

 15,555,106

 10,000,000

 California Statewide Community Development Authority, 5.25%, 11/15/48

 8,573,700

 10,000,000

 California Statewide Community Development Authority, 5.75%, 7/1/47

 9,266,000

 4,000,000

 California Statewide Community Development Authority, 5.75%, 8/15/38

 3,773,960

 1,000,000

 Franklin-McKinley California School District, 6.0%, 7/1/16

 1,165,000

 2,100,000

 Fresno Joint Powers Financing Authority Lease Revenue, 4.75%, 9/1/28

 2,034,585

 15,000,000

 Golden State Tobacco Security Corp. California, 5.125%, 6/1/47

 8,960,100

 2,500,000

 Inglewood California Redevelopment Agency Tax Allocation, 4.75%, 5/1/38

 1,751,825

 3,000,000

 Long Beach California Finance Authority, 5.5%, 11/15/37

 2,639,430

 2,500,000

 Los Angeles California Unified School District, 4.25%, 1/1/28

 2,159,125

 3,000,000

 Los Angeles County California Certificates of Participation, 4.75%, 3/1/23

 2,522,640

 3,000,000

 Los Angeles County Sanitation District Finance Authority Revenue, 4.5%, 10/1/35

 2,442,720

 4,000,000

 Madera California Irrigation District Water, 5.5%, 1/1/33

 3,876,360

 3,680,000

 Madera California Public, 4.375%, 3/1/31

 3,150,706

 3,000,000

 Modesto California Waste Water Revenue, 4.25%, 11/1/36

 2,398,740

 1,785,000

 Oakland California Unified School District, 4.375%, 8/1/31

 1,414,755

 1,600,000

 Oxnard California School District, 4.375%, 8/1/33

 1,357,440

 3,815,000

 Pittsburg California Redevelopment Agency, 4.25%, 9/1/34

 2,408,600

 7,000,000

 Pittsburg California Redevelopment Agency, 6.5%, 9/1/28

 6,630,120

 2,180,000

 Pomona Unified School District, 6.55%, 8/1/29

 2,365,431

 2,095,000

 Redding California Redevelopment, 4.5%, 9/1/26

 1,666,342

 1,500,000

 Redding California Redevelopment, 5.0%, 9/1/36

 1,153,185

 3,000,000

 Rialto California Redevelopment Agency Tax Allocation, 6.25%, 9/1/37

 2,649,780

 2,500,000

 San Francisco California City & County Airports Common International, 4.5%, 5/1/32

 2,195,825

 10,865,000

 San Jose California Redevelopment Agency Tax, 4.9%, 8/1/33

 8,283,585

 1,500,000

 Santa Cruz County California, 6.625%, 9/1/29

 1,576,305

 1,405,000

 Santa Maria California Joint, 0.0%, 8/1/27

 466,980

 3,500,000

 Saugus California Unified School District, 0.0%, 8/1/23

 1,616,615

 $

 147,290,025

 Colorado - 3.3%

 2,750,000

 Colorado Health Facilities Revenue, 5.25%, 11/15/35

 $

 2,661,285

 5,000

 Colorado Housing Finance Authority Series B-3, 6.55%, 5/1/25

 5,043

 5,555,000

 Colorado Springs Colorado Hospital Revenue, 6.375%, 12/15/30

 5,453,566

 12,500,000

 Public Authority For Colorado Energy, 6.5%, 11/15/38

 12,546,750

 2,500,000

 Regional Transportation District, 6.0%, 1/15/26

 2,432,925

 1,000,000

 Regional Transportation District, 6.0%, 1/15/41

 900,620

 1,250,000

 Regional Transportation, 6.0%, 1/15/34

 1,149,700

 2,000,000

 Regional Transportation, 6.5%, 1/15/30

 2,003,880

 $

 27,153,769

 Connecticut - 0.5%

 1,000,000

 Connecticut State Health & Education, 5.5%, 7/1/17

 $

 1,005,360

 2,470,000

 Mohegan Tribe Indians Connecticut, 6.25%, 1/1/31 (144A)

 1,878,880

 1,500,000

 Mohegan Tribe Indians Connecticut, 5.25%, 1/1/33

 970,785

 $

 3,855,025

 District of Columbia - 1.9%

 10,000,000

 District of Columbia Tobacco Settlement Financing Corp., 6.75%, 5/15/40

 $

 9,361,600

 8,000,000

 District of Columbia, 4.25%, 6/1/37

 6,180,320

 $

 15,541,920

 Florida - 6.2%

 520,000

 County of Madison Florida, 6.0%, 7/1/25

 $

 441,168

 5,000,000

 County of Miami-Dade, 5.5%, 10/1/41

 4,718,550

 1,000,000

 Dade County Florida General, 7.7%, 10/1/12

 1,098,520

 8,000,000

 Escambia County Florida Health Facilities, 5.25%, 11/15/32

 7,837,520

 3,000,000

 Escambia County Health, 6.0%, 8/15/36

 2,772,570

 970,000

 Highlands County Health, 5.0%, 11/15/24

 975,510

 1,000,000

 Hillsborough County Florida, 5.25%, 10/1/24

 939,200

 4,900,000

 Lee County Florida Industrial Development Authority, 4.75%, 6/15/14

 4,851,637

 2,000,000

 Lee County Florida Industrial Development Authority, 5.375%, 6/15/37

 1,493,540

 2,025,000

 Miami Beach Florida Health Facilities, 5.375%, 11/15/28

 1,683,302

 500,000

 Miami Beach Health Facilities Authority, 6.7%, 11/15/19

 503,340

 2,605,000

 St. John's County Industrial, 5.875%, 8/1/40

 2,288,310

 3,400,000

 St. John's County Industrial, 6.0%, 8/1/45

 2,999,344

 7,500,000

 Tallahassee Florida Health, 6.375%, 12/1/30

 7,404,075

 13,780,000

 Tampa-Hillsborough County Florida, 4.0%, 7/1/34

 11,085,321

 $

 51,091,907

 Georgia - 1.5%

 5,750,000

 Burke County Development, 7.0%, 1/1/23

 $

 6,618,020

 1,000,000

 Houston County Georgia Hospital Authority Revenue, 5.0%, 10/1/42

 869,330

 5,000,000

 Main Street Natural Gas, Inc. Georgia, 5.5%, 9/15/28

 4,584,900

 $

 12,072,250

 Illinois - 4.6%

 4,000,000

 Chicago Illinois O'Hare International Airport, 5.5%, 12/1/30

 $

 2,865,360

 4,580,000

 Illinois Development Finance Authority Revenue, 5.25%, 10/1/24

 4,626,579

 5,000,000

 Illinois Finance Authority, 6.5%, 4/1/39

 4,806,100

 1,000,000

 Illinois Finance Authority, 5.25%, 5/1/40

 912,660

 2,000,000

 Illinois Finance Authority, 6.0%, 8/15/25

 2,043,220

 1,000,000

 Illinois Finance Authority, 6.125%, 5/15/27

 919,750

 4,000,000

 Illinois Finance Authority, 5.5%, 8/15/30

 3,368,560

 10,000,000

 Metropolitan Pier & Expo, 5.25%, 6/15/42

 9,129,800

 5,000,000

 Metropolitan Pier & Expo, 7.0%, 7/1/26

 6,500,950

 20,000,000

 0.00

 Metropolitan Pier & Exposition Authority Illinois Dedicated State Tax, Floating Rate Note, 6/15/39

 2,984,000

 $

 38,156,979

 Indiana - 2.3%

 2,000,000

 Indiana Bond Bank, 5.5%, 2/1/29

 $

 2,018,840

 1,000,000

 Indiana Finance Authority, 5.125%, 3/1/30

 918,730

 1,000,000

 Indiana Finance Authority, 5.375%, 3/1/34

 921,490

 2,000,000

 Indiana Finance Authority, 6.0%, 12/1/26

 1,938,460

 5,000,000

 Indiana Health & Education Facilities Authority, 4.75%, 2/15/34

 4,146,250

 8,000,000

 Indiana Health & Education Facilities Authority, 5.0%, 2/15/39

 6,705,680

 930,000

 Indianapolis Local Public Improvement Board Board Revenue, 6.75%, 2/1/14

 997,676

 500,000

 Indianapolis Local Public Improvement Board Revenue, 6.0%, 1/10/20

 564,520

 1,000,000

 Lawrence Township Metropolitan School District Revenue, 6.75%, 7/5/13

 1,063,060

 $

 19,274,706

 Kentucky - 0.1%

 435,000

 Kentucky Economic Development Finance, 6.625%, 10/1/28

 $

 437,188

 $

 437,188

 Louisiana - 2.5%

 10,000,000

 Louisiana Public Facilities Authority, 5.5%, 5/15/47

 $

 8,119,600

 5,000,000

 Louisiana State Gas & Fuels Tax, 4.5%, 5/1/41

 4,394,700

 1,085,000

 Lousiana Local Government Environment Community, 5.25%, 12/1/18

 1,074,812

 8,000,000

 St. John Baptist Parish Louisiana Revenue, 5.125%, 6/1/37

 7,316,960

 $

 20,906,072

 Massachusetts - 7.4%

 4,000,000

 City of Pittsfield Massachusetts, 5.0%, 3/1/19

 $

 4,440,240

 1,100,000

 Massachusetts Development Finance Agency 5.625%, 10/1/24

 1,066,153

 450,000

 Massachusetts Development Finance Agency, 5.15%, 10/1/14

 461,502

 1,680,000

 Massachusetts Development Finance Agency, 5.25%, 10/1/29

 1,528,128

 3,320,000

 Massachusetts Development Finance Agency, 5.25%, 10/1/37

 2,843,314

 1,000,000

 Massachusetts Development Finance Agency, 5.7%, 10/1/34

 900,970

 2,635,000

 Massachusetts Development Finance Agency, 6.25%, 10/15/17

 2,523,961

 1,000,000

 Massachusetts Development Finance Agency, 6.75%, 1/1/36

 996,280

 1,000,000

 Massachusetts Development Finance Agency, 7.0%, 7/1/42

 988,590

 2,335,000

 Massachusetts Health & Education, 5.375%, 7/1/35

 2,084,011

 4,750,000

 Massachusetts Health & Educational Facilites Authority Revenue, 6.625%, 7/1/32

 4,758,170

 2,000,000

 Massachusetts Health & Educational Facilities Authority, 6.5%, 7/1/21

 2,007,960

 1,500,000

 Massachusetts Health & Educational Facilities, 5.5%, 7/1/40

 1,099,320

 1,145,000

 Massachusetts Health & Educational Facitilties Authority, 6.25%, 10/1/31

 1,114,085

 2,000,000

 Massachusetts Health, 5.25%, 7/1/38

 1,749,020

 500,000

 Massachusetts State Development Finance Agency, 5.5%, 1/1/35

 407,285

 3,990,000

 Massachusetts State Development Finance Agency, 5.75%, 1/1/42

 3,759,897

 1,550,000

 Massachusetts State Health & Education Facilities Authority, 5.25%, 7/15/18

 1,535,089

 1,600,000

 Massachusetts State Health & Education Facilities Authority, 5.45%, 11/15/23

 1,505,216

 4,500,000

 Massachusetts State Health & Education, 4.625%, 8/15/28

 3,459,330

 40,000

 Massachusetts State Health & Education, 6.0%, 7/1/18

 40,811

 200,000

 Massachusetts State Health & Educational Facilities, 5.75%, 7/1/32

 200,888

 3,750,000

 Massachusetts State Health, 5.25%, 7/1/38

 3,056,738

 14,675,000

 Massachusetts State Housing Finance Agency, 5.4%, 12/1/28

 14,171,648

 4,130,000

 Massachusetts State Water Authority, 4.0%, 8/1/46

 3,283,474

 500,000

 Massachusetts Water Pollution Abatement Revenue, 3.5%, 8/1/26

 468,795

 $

 60,450,875

 Maryland - 1.1%

 3,000,000

 Frederick County Maryland, 5.625%, 9/1/38

 $

 2,551,200

 1,000,000

 Maryland Economic Development Corp., 5.75%, 9/1/25

 930,700

 2,000,000

 Maryland Economic Development Corp., 6.2%, 1/9/22

 2,263,080

 2,000,000

 Maryland Health, 5.75%, 7/1/38

 1,613,380

 1,000,000

 Maryland State Economic Development, 5.0%, 12/1/16

 823,600

 560,000

 Maryland State Economic Development, 5.0%, 12/1/16

 461,216

 1,000,000

 Maryland State Economic Development, 5.0%, 12/1/31

 597,110

 $

 9,240,286

 Michigan - 1.9%

 3,000,000

 Detroit Michigan Sewer District, 6.25%, 7/1/36

 $

 3,173,790

 1,500,000

 John Tolfree Health System, 6.0%, 9/15/23

 1,215,180

 1,490,000

 Meridian Michigan Economic Development Corp., 5.25%, 7/1/26

 1,189,407

 3,340,000

 Michigan Public Education Facilities Authority Revenue, 5.875%, 6/1/37

 2,519,629

 2,000,000

 Michigan State Hospital Finance Authority, 5.25%, 11/15/25

 1,605,800

 5,000,000

 Michigan State Hospital Finance Authority, 5.5%, 11/15/26

 5,038,600

 1,000,000

 Michigan State Hospital Finance Authority, 5.5%, 11/15/35

 760,430

 6,485,000

 Wayne Charter Escrow, 12/1/15 (d)

 0

 $

 15,502,836

 Minnesota - 0.7%

 5,000,000

 Becker Minnesota Pollution Control Revenue Northern States

    Power "A" Conversions, 8.5%, 4/1/30

 $

 5,285,150

 1,000,000

 City of Winsted Minnesota, 6.5%, 9/1/34

 860,070

 $

 6,145,220

 Missouri - 0.0%

 80,000

 Missouri State Environmental Improvement & Energy Resources, 5.125%, 1/1/20

 $

 84,432

 $

 84,432

 Mississippi - 1.5%

 1,800,000

 Columbus Mississippi Industrial Development Revenue, 5.9%, 12/1/11

 $

 1,788,372

 2,750,000

 County of Warren Mississippi, 5.8%, 5/1/34

 2,630,678

 7,950,000

 Lowndes County Mississippi Solid Waste Disposal & Pollution Control Revenue, 6.8%, 4/1/22

 8,192,714

 $

 12,611,764

 Montana - 0.3%

 2,785,000

 Forsyth Montana Pollution Control Revenue, 5.0%, 3/1/31

 $

 2,699,501

 $

 2,699,501

 North Carolina - 2.1%

 1,000,000

 North Carolina Capital Facilities Finance Agency Student Revenue, 5.0%, 6/1/27

 $

 834,480

 1,000,000

 North Carolina Capital Facilities Finance Agency Student Revenue, 5.0%, 6/1/32

 797,580

 2,000,000

 North Carolina Capital Facilities Finance, 4.5%, 10/1/26

 1,520,640

 12,000,000

 North Carolina Eastern Municipal Power, 6.0%, 1/1/22

 13,740,360

 $

 16,893,060

 New Hampshire - 1.5%

 3,750,000

 New Hampshire Health & Education Facilities, 5.0%, 10/1/17

 $

 3,215,738

 5,000,000

 New Hampshire Health & Education Facilities, 5.0%, 10/1/32

 4,472,550

 2,250,000

 New Hampshire Health & Education Facilities Authority Revenue, 5.75%, 10/1/31

 2,270,273

 2,000,000

 New Hampshire Health & Educational Facilities Authority Revenue, 5.75%, 7/1/22

 1,964,120

 $

 11,922,681

 New Jersey - 2.8%

 1,250,000

 Camden County New Jersey Import Authority, 5.75%, 2/15/34

 $

 1,085,700

 475,000

 New Jersey Economic Development Authority, 5.3%, 11/1/26

 369,574

 450,000

 New Jersey Economic Development Authority, 5.375%, 11/1/36

 318,137

 610,000

 New Jersey Economic Development Authority, 5.75%, 1/1/25

 538,868

 5,115,000

 New Jersey Health Care Facilities Financing Authority, 5.25%, 7/1/30

 4,213,226

 3,500,000

 New Jersey Health Care Facilities Financing Authority, 7.25%, 7/1/27

 2,676,660

 30,000,000

 New Jersey Transportation, 0.0%, 12/15/27

 11,320,200

 4,500,000

 Tobacco Settlement Financing Corp., 5.0%, 6/1/41

 2,713,365

 $

 23,235,730

 New Mexico - 0.1%

 1,000,000

 Dona Ana County New Mexico Pilt Revenue, 5.25%, 12/1/25

 $

 976,940

 $

 976,940

 Nevada - 0.5%

 5,000,000

 Reno Nevada Hospital Revenue, 5.25%, 6/1/41

 $

 3,984,750

 $

 3,984,750

 New York - 3.2%

 2,500,000

 Albany Individual Development, 5.25%, 11/15/32

 $

 2,213,625

 1,000,000

 Albany Individual Development, 6.0%, 7/1/19

 638,770

 5,750,000

 New York City Municipal Finance Water & Sewer Systems Revenue, 4.25%, 6/15/39

 4,917,343

 5,515,000

 New York State Dorm Authority, 5.24%, 7/1/24

 5,593,534

 1,295,000

 New York State Dormitory Authority Revenue, 7.5%, 5/15/11

 1,306,033

 5,250,000

 New York State Dormitory Authority Revenue, 7.5%, 5/15/13

 5,909,558

 1,000,000

 Port Authority of New York & New Jersey, 6.0%, 12/1/36

 960,010

 3,400,000

 Port Authority of New York & New Jersey, 6.0%, 12/1/42

 3,202,902

 1,500,000

 Port Authority of New York & New Jersey, 93rd Series, 6.125%, 6/1/94

 1,685,955

 $

 26,427,730

 Ohio - 2.9%

 6,000,000

 Buckeye Ohio Tobacco Settlment, 6.5%, 6/1/47

 $

 4,382,100

 6,840,000

 Buckeye Tobacco Settlement Finance, 5.125%, 6/1/24

 5,200,931

 10,000,000

 Buckeye Tobacco Settlement, 5.75%, 6/1/34

 6,835,700

 1,500,000

 Cuyahoga County Ohio Health, 6.0%, 5/15/37

 1,245,165

 1,500,000

 Cuyahoga County Ohio Health, 6.0%, 5/15/37

 1,242,525

 5,000,000

 Lake County Ohio Hospital Municipal, 6.0%, 8/15/43

 4,606,750

 $

 23,513,171

 Oklahoma - 0.7%

 5,590,000

 McGee Creek Authority Water Revenue, 6.0%, 1/1/23

 $

 6,026,579

 $

 6,026,579

 Pennsylvania - 5.4%

 3,000,000

 Allentown Pennsylvania Area Hospital Authority, 6.0%, 11/15/16

 $

 2,806,740

 1,000,000

 Columbia County Pennsylvania Hospital Authority, 5.8%, 6/1/19

 916,410

 10,000,000

 Lehigh County Pennsylvania Industrial Development Authority Pollution Control, 4.75%, 2/15/27

 8,900,500

 1,000,000

 Montgomery County Pennsylvania Industrial, 5.0%, 12/1/24

 934,080

 1,000,000

 Montgomery County Pennsylvania Industrial, 5.0%, 12/1/30

 878,020

 5,000,000

 Northampton County Pennsylvania General Purpose Authority Revenue, 5.5%, 8/15/40

 4,330,350

 11,500,000

 0.82

 Pennslyvania State Higher Education, Floating Rate Note, 7/1/39

 5,893,060

 2,000,000

 Pennsylvania Economic Development Financing Authority, 5.0%, 12/1/43

 1,886,460

 1,000,000

 Pennsylvania Higher Educational Facilties Authority, 5.0%, 7/1/42

 787,160

 1,000,000

 Pennsylvania Higher Educational, 6.0%, 7/1/43

 926,420

 6,000,000

 Philadelphia Pennsylvania Hospital, 4.5%, 7/1/37

 5,186,160

 12,900,000

 Philadelphia Pennsylvania Hospital, 5.0%, 7/1/34

 10,092,573

 1,000,000

 Pittsburgh & Allegheny County, 5.0%, 2/1/30

 970,250

 65,000

 Sayre Pennsylvania Health Care Facilities Authority, 5.75%, 12/1/21

 66,046

 $

 44,574,229

 Puerto Rico - 0.8%

 75,000

 Puerto Rico Public Buildings Authority Revenue, 5.25%, 7/1/33

 $

 84,575

 925,000

 Puerto Rico Public Buildings Authority Revenue, 5.25%, 7/1/33

 814,537

 20,000,000

 Puerto Rico Sales Tax Financing, 0.0%, 11/15/27

 981,000

 5,000,000

 Puerto Rico Sales Tax Financing, 5.25%, 8/1/57

 4,644,750

 $

 6,524,862

 Rhode Island - 0.6%

 65,000

 Rhode Island State Health & Educational Building Corp., 6.375%, 8/15/21

 $

 66,037

 5,200,000

 Tobacco Settlement Financing Corp., 6.25%, 6/1/42

 4,497,532

 $

 4,563,569

 South Dakota - 0.0%

 65,000

 South Dakota Conservancy District Revenue, 5.625%, 8/1/17

 $

 65,265

 $

 65,265

 Tennessee - 0.7%

 1,000,000

 Johnson City Tennessee Health & Education, 5.5%, 7/1/36

 $

 846,160

 1,000,000

 Knox County Health Facility, 6.375%, 4/15/22

 1,045,110

 4,000,000

 Knox County Health Facility, 6.5%, 4/15/31

 4,108,600

 $

 5,999,870

 Texas - 5.1%

 1,500,000

 Anna Independent School District, 5.0%, 8/15/50

 $

 1,502,145

 2,695,000

 Crowley Texas Independent School District, 3.5%, 8/1/36

 2,108,002

 10,000,000

 Dallas County Texas Utilities & Reclamation, 5.375%, 2/15/29

 9,769,300

 9,000,000

 Dallas-Fort Worth Texas International Airport, 6.0%, 11/1/14

 8,760,600

 2,000,000

 Greater Greenspoint Redevelopment Authority, 4.875%, 9/1/28

 1,849,360

 20,000

 Lower Colorado River Authority, 5.25%, 5/15/21

 21,688

 3,000,000

 Richardson Texas Hospital Authority, 6.0%, 12/1/34

 2,755,440

 1,000,000

 Seguin Texas Higher Education Facilities, 5.0%, 9/1/23

 950,210

 10,410,000

 Texas Private Activities, 7.0%, 6/30/40

 10,553,230

 3,255,000

 Texas State Public Finance Authority, 6.2%, 2/15/40

 2,915,308

 950,000

 6.20

 Texas State, Floating Rate Note, 9/30/11

 994,612

 20,000

 Whitehouse Texas Independent School District, 4.8%, 2/15/12

 20,069

 $

 42,199,964

 Utah - 0.1%

 500,000

 Utah State Charter School, 5.75%, 7/15/20

 $

 473,430

 $

 473,430

 Virginia - 3.2%

 5,000,000

 Chesapeake Bay Bridge and Tunnel Common Virginia Revenue, 5.5%, 7/1/25

 $

 5,004,450

 1,500,000

 Prince William County Virginia Industrial Development Authority Hospital Revenue, 5.2%, 10/1/26

 1,419,495

 3,925,000

 Prince William County Virginia Industrial Development Authority Hospital Revenue, 5.35% 10/1/36

 3,509,500

 13,990,000

 Tobacco Settlement Financing Corp., 5.0%, 6/1/47

 8,083,422

 7,500,000

 Washington County Industrial, 7.75%, 7/1/38

 8,196,150

 $

 26,213,017

 Vermont - 0.1%

 1,295,000

 Vermont Education & Health Buildings, 5.0%, 7/1/24

 $

 1,030,548

 $

 1,030,548

 Washington - 7.4%

 5,755,000

 Centralia Washington Electric Revenue, 4.25%, 12/1/26

 $

 5,336,957

 10,000,000

 FYI Properties, 5.5%, 6/1/39

 9,872,200

 10,850,000

 King County Washington Housing Authority, 5.5%, 5/1/38

 10,949,820

 3,000,000

 King County Washington Public Hospital, 5.25%, 12/1/37

 2,978,490

 2,888,000

 Seattle Washington Housing Authority, 6.6%, 8/20/38

 2,905,386

 10,500,000

 Tobacco Settlement Authority Washington, 6.625%, 6/1/32

 10,351,950

 6,290,000

 Vancouver Washington Housing Authority, 5.65%, 3/1/31

 6,293,397

 1,500,000

 Washington Health Care Facilities Authority, 5.25%, 12/1/30

 1,280,070

 4,000,000

 Washington Health Care Facilities Authority, 6.5%, 11/15/33

 4,161,360

 5,000,000

 Washington State Health Care Facilities, 5.25%, 10/1/33

 4,852,300

 2,500,000

 Washington State Housing, 5.25%, 1/1/17

 2,029,425

 $

 61,011,355

 Wisconsin - 1.3%

 1,430,000

 Adams-Friendship School District, 6.5%, 4/1/16

 $

 1,681,466

 2,000,000

 Wisconsin Health & Education, 5.625%, 4/15/39

 1,862,960

 3,000,000

 Wisconsin Health & Educational Facilities Authority, 5.125%, 8/15/35

 2,730,030

 4,505,000

 Wisconsin State Health & Educational Facilities Authority, 5.6%, 2/15/29

 4,346,965

 $

 10,621,421

 TOTAL MUNICIPAL BONDS

 $

 808,958,221

 (Cost  $870,196,146)

 TOTAL INVESTMENT IN SECURITIES - 98.8%

 $

 811,019,661

 (Cost  $875,035,572)(a)

 OTHER ASSETS AND LIABILITIES - 1.2%

 $

 9,670,425

 TOTAL NET ASSETS - 100.0%

 $

 820,690,086

 *

 Non-income producing security.

 (a)

 At March 31, 2011, the net unrealized loss on investments based on cost for federal income tax purposes of $872,939,985 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 17,828,207

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (79,748,531)

 Net unrealized loss

 $

 (61,920,324)

 (b)

 Debt obligation with a variable interest rate.

 Rate shown is rate at end of period.

 (c)

 Security is fair valued.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

     credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of March

 31, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Common Stock

$
2,061,440

$
-

$
-

$
2,061,440

 Municipal Bonds

-

808,958,221

-

808,958,221

 Total

$
2,061,440

$
808,958,221

$
-

$
811,019,661

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust II

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 27, 2011

* Print the name and title of each signing officer under his or her signature.